Financial Income and Other Items, Net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Summary of Financial Items
The details of financial income and other items, net, in 2025, 2024 and 2023 were as follows:

		2025	2024	2023
Foreign exchange results	$	232	(353)	130
Financial income		48	36	37
Results from financial instruments, net (notes 14.2 and 18.4)		(41)	(4)	(65)
Net interest cost of defined benefit liabilities (note 20)		(39)	(40)	(44)
Effects of amortized cost on assets and liabilities		(49)	(53)	(42)
Others		(3)	35	—
	$	148	(379)	16